FT Vest Technology Dividend Target Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FT Vest Technology Dividend Target Income ETF | FT Vest Technology Dividend Target Income ETF
Prospectus [Line Items]
Annual Return [Percent]	24.41%	22.78%